UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series 1000 Value Index Fund

October 31, 2017

XS6-QTLY-1217
1.967969.103

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.2%
Adient PLC	29,409	$2,480,943
BorgWarner, Inc.	59,249	3,123,607
Gentex Corp.	31,257	606,698
Lear Corp.	3,689	647,752
The Goodyear Tire & Rubber Co.	77,185	2,361,089
		9,220,089
Automobiles - 0.9%
Ford Motor Co.	1,207,718	14,818,700
General Motors Co.	412,341	17,722,416
Harley-Davidson, Inc. (a)	14,789	700,111
		33,241,227
Distributors - 0.2%
Genuine Parts Co.	28,131	2,481,998
LKQ Corp. (b)	82,903	3,124,614
		5,606,612
Diversified Consumer Services - 0.1%
Graham Holdings Co.	1,352	752,320
H&R Block, Inc. (a)	53,378	1,320,572
		2,072,892
Hotels, Restaurants & Leisure - 0.8%
ARAMARK Holdings Corp.	43,329	1,893,044
Carnival Corp.	126,190	8,377,754
Extended Stay America, Inc. unit	22,573	447,397
Hilton, Inc.	7,211	521,211
Hyatt Hotels Corp. Class A (b)	13,587	851,361
International Game Technology PLC	33,651	790,799
MGM Mirage, Inc.	146,649	4,597,446
Norwegian Cruise Line Holdings Ltd. (b)	54,807	3,055,490
Royal Caribbean Cruises Ltd.	53,129	6,575,776
U.S. Foods Holding Corp. (b)	54,192	1,478,358
Yum China Holdings, Inc.	15,649	631,437
		29,220,073
Household Durables - 0.7%
CalAtlantic Group, Inc.	21,983	1,084,641
D.R. Horton, Inc.	48,990	2,165,848
Garmin Ltd. (a)	36,688	2,076,908
Leggett & Platt, Inc.	8,064	381,105
Lennar Corp.:
Class A	60,690	3,378,612
Class B	5,763	276,336
Mohawk Industries, Inc. (b)	17,810	4,661,946
Newell Brands, Inc.	148,642	6,061,621
PulteGroup, Inc.	64,144	1,939,073
Tempur Sealy International, Inc. (a)(b)	8,884	580,747
Toll Brothers, Inc.	25,141	1,157,492
Whirlpool Corp.	20,490	3,358,926
		27,123,255
Internet & Direct Marketing Retail - 0.1%
Liberty Expedia Holdings, Inc.	13,716	632,308
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (b)	25,020	1,425,139
Series A (b)	54,637	1,241,353
TripAdvisor, Inc. (a)(b)	18,160	681,000
		3,979,800
Leisure Products - 0.1%
Brunswick Corp.	5,158	261,253
Hasbro, Inc.	8,603	796,552
Mattel, Inc. (a)	83,866	1,184,188
		2,241,993
Media - 2.2%
Charter Communications, Inc. Class A (b)	19,501	6,516,649
Cinemark Holdings, Inc. (a)	33,111	1,203,254
Comcast Corp. Class A	110,276	3,973,244
Discovery Communications, Inc.:
Class A (a)(b)	46,334	874,786
Class C (non-vtg.) (b)	65,339	1,163,688
DISH Network Corp. Class A (b)	15,765	765,233
Interpublic Group of Companies, Inc.	18,911	364,037
John Wiley & Sons, Inc. Class A	13,795	753,897
Liberty Broadband Corp.:
Class A (b)	7,948	685,197
Class C (b)	32,453	2,832,822
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	53,601	2,044,342
Liberty Media Class A (b)	6,175	224,770
Liberty SiriusXM Series A (b)	27,713	1,155,909
Liberty SiriusXM Series C (b)	55,534	2,312,991
Lions Gate Entertainment Corp.:
Class A (a)(b)	5,783	167,823
Class B	10,986	303,873
News Corp.:
Class A	113,748	1,553,798
Class B	43,714	607,625
Regal Entertainment Group Class A (a)	25,855	422,729
Scripps Networks Interactive, Inc. Class A	12,111	1,008,604
Sirius XM Holdings, Inc. (a)	23,910	130,070
Tegna, Inc.	66,904	818,236
The Madison Square Garden Co. (b)	5,258	1,170,904
The Walt Disney Co.	154,607	15,122,111
Time Warner, Inc.	241,627	23,749,518
Tribune Media Co. Class A	22,602	925,100
Twenty-First Century Fox, Inc.:
Class A	305,251	7,982,314
Class B	132,846	3,380,931
Viacom, Inc.:
Class A (a)	3,125	93,906
Class B (non-vtg.)	107,984	2,594,856
		84,903,217
Multiline Retail - 0.5%
Dollar General Corp.	53,193	4,300,122
Dollar Tree, Inc. (b)	3,808	347,480
Kohl's Corp. (a)	53,330	2,227,061
Macy's, Inc. (a)	93,569	1,755,354
Target Corp.	171,102	10,101,862
		18,731,879
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	15,792	1,290,838
AutoNation, Inc. (a)(b)	19,994	947,716
AutoZone, Inc. (b)	1,273	750,434
Bed Bath & Beyond, Inc. (a)	43,293	861,531
Best Buy Co., Inc.	81,762	4,577,037
Burlington Stores, Inc. (b)	9,194	863,225
Dick's Sporting Goods, Inc.	5,900	144,373
Foot Locker, Inc.	37,520	1,128,602
GameStop Corp. Class A (a)	30,989	579,184
Gap, Inc.	71,130	1,848,669
L Brands, Inc. (a)	62,015	2,669,126
Michaels Companies, Inc. (b)	8,323	161,633
Murphy U.S.A., Inc. (a)(b)	10,741	798,701
Penske Automotive Group, Inc.	11,090	517,016
Sally Beauty Holdings, Inc. (a)(b)	28,014	484,922
Signet Jewelers Ltd. (a)	20,775	1,362,217
Tiffany & Co., Inc.	33,175	3,105,844
Urban Outfitters, Inc. (a)(b)	26,818	657,577
Williams-Sonoma, Inc.	21,707	1,120,081
		23,868,726
Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. (b)	41,517	2,026,445
PVH Corp.	24,248	3,074,889
Ralph Lauren Corp.	17,381	1,554,383
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	23,228	741,438
Tapestry, Inc.	71,827	2,941,316
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	15,523	194,348
Class C (non-vtg.) (a)(b)	15,754	181,644
VF Corp.	26,788	1,865,784
		12,580,247

TOTAL CONSUMER DISCRETIONARY		252,790,010

CONSUMER STAPLES - 8.3%
Beverages - 0.7%
Brown-Forman Corp.:
Class A	962	55,151
Class B (non-vtg.)	3,136	178,815
Molson Coors Brewing Co. Class B	53,992	4,366,333
PepsiCo, Inc.	57,882	6,380,333
The Coca-Cola Co.	301,457	13,860,993
		24,841,625
Food & Staples Retailing - 2.1%
Casey's General Stores, Inc.	11,947	1,368,768
CVS Health Corp.	316,743	21,706,398
Kroger Co.	128,741	2,664,939
Rite Aid Corp. (a)(b)	175,128	288,961
Wal-Mart Stores, Inc.	452,216	39,482,979
Walgreens Boots Alliance, Inc.	233,432	15,469,539
		80,981,584
Food Products - 2.0%
Archer Daniels Midland Co.	171,701	7,017,420
Bunge Ltd.	43,271	2,976,179
Campbell Soup Co. (a)	19,183	908,699
ConAgra Foods, Inc.	124,085	4,238,744
Flowers Foods, Inc.	55,074	1,048,058
General Mills, Inc.	51,245	2,660,640
Hormel Foods Corp.	82,898	2,583,102
Ingredion, Inc.	21,891	2,744,037
Kellogg Co.	5,952	372,179
Lamb Weston Holdings, Inc.	35,081	1,788,780
Mondelez International, Inc.	454,220	18,818,335
Pilgrim's Pride Corp. (a)(b)	1,797	57,109
Pinnacle Foods, Inc.	36,213	1,970,711
Post Holdings, Inc. (b)	20,201	1,675,269
Seaboard Corp.	81	356,410
The Hain Celestial Group, Inc. (b)	31,699	1,141,798
The Hershey Co.	4,522	480,146
The J.M. Smucker Co.	34,365	3,644,408
The Kraft Heinz Co.	186,974	14,458,699
TreeHouse Foods, Inc. (a)(b)	12,057	800,344
Tyson Foods, Inc. Class A	86,196	6,284,550
		76,025,617
Household Products - 2.2%
Clorox Co.	5,959	753,992
Colgate-Palmolive Co.	225,763	15,905,003
Kimberly-Clark Corp.	16,420	1,847,414
Procter & Gamble Co.	754,726	65,163,043
		83,669,452
Personal Products - 0.1%
Coty, Inc. Class A	143,424	2,208,730
Edgewell Personal Care Co. (a)(b)	17,852	1,159,130
Nu Skin Enterprises, Inc. Class A	11,718	745,382
		4,113,242
Tobacco - 1.2%
Philip Morris International, Inc.	438,703	45,905,882

TOTAL CONSUMER STAPLES		315,537,402

ENERGY - 10.7%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	131,531	4,134,019
Halliburton Co.	87,679	3,747,400
Helmerich & Payne, Inc. (a)	32,460	1,762,903
Nabors Industries Ltd.	86,462	486,781
National Oilwell Varco, Inc. (a)	118,445	4,049,635
Oceaneering International, Inc. (a)	30,587	618,469
Patterson-UTI Energy, Inc.	64,902	1,283,762
RPC, Inc. (a)	1,446	35,152
Schlumberger Ltd.	431,333	27,605,312
Transocean Ltd. (United States) (a)(b)	122,256	1,283,688
Weatherford International PLC (a)	275,017	954,309
		45,961,430
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	174,645	8,622,224
Andeavor	48,140	5,114,394
Antero Resources Corp. (a)(b)	36,448	707,091
Apache Corp.	112,250	4,643,783
Cabot Oil & Gas Corp.	42,345	1,172,957
Centennial Resource Development, Inc. Class A (a)	34,499	670,316
Cheniere Energy, Inc. (b)	21,585	1,008,883
Chesapeake Energy Corp. (a)(b)	262,776	1,024,826
Chevron Corp.	587,127	68,042,148
Cimarex Energy Co.	1,989	232,574
Concho Resources, Inc. (b)	45,780	6,144,134
ConocoPhillips Co.	377,471	19,307,642
CONSOL Energy, Inc.	70,919	1,143,923
Continental Resources, Inc. (a)(b)	15,208	619,118
Devon Energy Corp.	152,144	5,614,114
Diamondback Energy, Inc. (b)	23,593	2,528,226
Energen Corp. (b)	30,247	1,563,770
EOG Resources, Inc.	162,406	16,219,487
EQT Corp.	53,200	3,327,128
Extraction Oil & Gas, Inc. (a)	37,481	597,822
Exxon Mobil Corp.	1,317,190	109,787,787
Gulfport Energy Corp. (b)	44,704	612,445
Hess Corp.	88,014	3,886,698
HollyFrontier Corp.	55,043	2,033,839
Kinder Morgan, Inc.	595,508	10,784,650
Kosmos Energy Ltd. (a)(b)	67,413	517,732
Marathon Oil Corp.	264,088	3,755,331
Marathon Petroleum Corp.	156,395	9,343,037
Murphy Oil Corp.	51,366	1,374,041
Noble Energy, Inc.	149,720	4,172,696
Occidental Petroleum Corp.	236,368	15,262,282
Parsley Energy, Inc. Class A (b)	24,543	652,844
PBF Energy, Inc. Class A (a)	34,088	987,529
Phillips 66 Co.	135,550	12,345,894
Pioneer Natural Resources Co.	52,643	7,879,078
QEP Resources, Inc. (b)	74,640	668,028
Range Resources Corp. (a)	71,116	1,287,911
Rice Energy, Inc. (b)	25,458	721,734
RSP Permian, Inc. (b)	20,339	699,865
SM Energy Co.	34,502	735,928
Southwestern Energy Co. (b)	157,372	873,415
Targa Resources Corp.	64,473	2,675,630
The Williams Companies, Inc.	218,721	6,233,549
Valero Energy Corp.	139,037	10,968,629
Whiting Petroleum Corp. (a)(b)	112,142	673,973
World Fuel Services Corp.	21,179	588,776
WPX Energy, Inc. (b)	123,359	1,391,490
		359,219,371

TOTAL ENERGY		405,180,801

FINANCIALS - 26.5%
Banks - 12.7%
Associated Banc-Corp.	47,176	1,193,553
Bank of America Corp.	3,060,432	83,825,232
Bank of Hawaii Corp.	13,127	1,071,294
Bank of the Ozarks, Inc.	19,179	894,125
BankUnited, Inc.	32,449	1,130,848
BB&T Corp.	252,631	12,439,550
BOK Financial Corp.	7,777	672,477
CIT Group, Inc.	38,631	1,800,977
Citigroup, Inc.	847,170	62,266,995
Citizens Financial Group, Inc.	154,629	5,877,448
Comerica, Inc.	54,166	4,255,823
Commerce Bancshares, Inc.	27,827	1,618,418
Cullen/Frost Bankers, Inc.	18,007	1,773,690
East West Bancorp, Inc.	41,180	2,464,211
Fifth Third Bancorp	234,314	6,771,675
First Hawaiian, Inc.	16,553	484,010
First Horizon National Corp.	72,089	1,353,111
First Republic Bank	9,611	936,111
FNB Corp., Pennsylvania	97,641	1,317,177
Huntington Bancshares, Inc.	337,798	4,661,612
JPMorgan Chase & Co.	1,099,194	110,589,908
KeyCorp	340,844	6,220,403
M&T Bank Corp.	44,905	7,488,807
PacWest Bancorp	37,609	1,817,267
Peoples United Financial, Inc.	106,710	1,991,209
Pinnacle Financial Partners, Inc.	15,617	1,033,845
PNC Financial Services Group, Inc.	150,733	20,618,767
Popular, Inc.	31,363	1,150,395
Prosperity Bancshares, Inc.	20,671	1,359,738
Regions Financial Corp.	375,519	5,813,034
Signature Bank (b)	6,904	897,589
SunTrust Banks, Inc.	150,582	9,066,542
SVB Financial Group (b)	4,251	932,159
Synovus Financial Corp.	36,883	1,727,969
TCF Financial Corp.	49,471	901,362
U.S. Bancorp	491,772	26,742,561
Webster Financial Corp.	27,989	1,539,115
Wells Fargo & Co.	1,395,702	78,354,710
Western Alliance Bancorp. (b)	13,208	737,006
Zions Bancorporation	63,214	2,936,922
		478,727,645
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	17,346	3,235,029
Ameriprise Financial, Inc.	4,751	743,722
Bank of New York Mellon Corp.	314,015	16,156,072
BGC Partners, Inc. Class A	53,094	805,436
BlackRock, Inc. Class A	38,732	18,236,188
Brighthouse Financial, Inc.	25,760	1,601,757
Charles Schwab Corp.	76,148	3,414,476
CME Group, Inc.	105,473	14,467,731
E*TRADE Financial Corp. (b)	84,811	3,696,911
Federated Investors, Inc. Class B (non-vtg.)	21,507	668,222
Franklin Resources, Inc.	103,686	4,368,291
Goldman Sachs Group, Inc.	113,923	27,624,049
Interactive Brokers Group, Inc.	20,547	1,109,949
IntercontinentalExchange, Inc.	95,541	6,315,260
Invesco Ltd.	105,366	3,771,049
Lazard Ltd. Class A	3,738	177,705
Legg Mason, Inc.	20,594	786,279
Morgan Stanley	409,798	20,489,900
Morningstar, Inc.	360	30,676
Northern Trust Corp.	64,679	6,048,780
Raymond James Financial, Inc.	29,170	2,473,033
State Street Corp.	110,781	10,191,852
T. Rowe Price Group, Inc.	61,525	5,715,673
TD Ameritrade Holding Corp.	8,625	431,164
The NASDAQ OMX Group, Inc.	34,995	2,542,387
		155,101,591
Consumer Finance - 1.5%
Ally Financial, Inc.	140,901	3,681,743
American Express Co.	227,543	21,734,907
Capital One Financial Corp.	139,115	12,823,621
Credit Acceptance Corp. (a)(b)	334	95,768
Discover Financial Services	115,738	7,700,049
Navient Corp.	85,456	1,064,782
OneMain Holdings, Inc. (b)	16,587	526,969
Santander Consumer U.S.A. Holdings, Inc.	46,037	766,056
SLM Corp. (b)	134,329	1,422,544
Synchrony Financial	248,416	8,103,330
		57,919,769
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	598,093	111,807,494
Leucadia National Corp.	76,855	1,944,432
Voya Financial, Inc.	53,542	2,150,247
		115,902,173
Insurance - 4.8%
AFLAC, Inc.	121,092	10,158,408
Alleghany Corp. (b)	4,651	2,633,489
Allstate Corp.	82,157	7,711,256
American Financial Group, Inc.	21,486	2,266,558
American International Group, Inc.	245,213	15,843,212
American National Insurance Co.	2,305	280,588
Arch Capital Group Ltd. (b)	32,055	3,193,960
Arthur J. Gallagher & Co.	17,412	1,102,702
Aspen Insurance Holdings Ltd.	12,722	545,774
Assurant, Inc.	13,136	1,322,138
Assured Guaranty Ltd.	36,411	1,350,848
Athene Holding Ltd.	31,235	1,628,281
Axis Capital Holdings Ltd.	25,963	1,412,128
Brown & Brown, Inc.	36,553	1,821,802
Chubb Ltd.	144,385	21,776,146
Cincinnati Financial Corp.	48,118	3,376,440
CNA Financial Corp.	8,422	455,883
Erie Indemnity Co. Class A	2,045	247,036
Everest Re Group Ltd.	12,506	2,969,550
First American Financial Corp.	33,536	1,825,029
FNF Group	81,417	3,046,624
Hanover Insurance Group, Inc.	13,221	1,300,682
Hartford Financial Services Group, Inc.	113,186	6,230,889
Lincoln National Corp.	69,136	5,239,126
Loews Corp.	86,440	4,279,644
Markel Corp. (b)	4,245	4,602,854
Mercury General Corp.	8,500	475,745
MetLife, Inc.	281,764	15,096,915
Old Republic International Corp.	75,986	1,541,756
Principal Financial Group, Inc.	82,804	5,452,643
ProAssurance Corp.	16,357	916,810
Prudential Financial, Inc.	133,490	14,745,305
Reinsurance Group of America, Inc.	20,192	3,016,281
RenaissanceRe Holdings Ltd.	11,579	1,602,070
The Travelers Companies, Inc.	85,987	11,388,978
Torchmark Corp.	36,034	3,031,540
Unum Group	70,800	3,684,432
Validus Holdings Ltd.	24,040	1,252,003
W.R. Berkley Corp.	29,930	2,052,599
White Mountains Insurance Group Ltd.	1,355	1,204,798
Willis Group Holdings PLC	39,179	6,310,953
XL Group Ltd.	53,306	2,157,294
		180,551,169
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	112,899	2,272,657
Annaly Capital Management, Inc.	331,994	3,804,651
Chimera Investment Corp.	58,369	1,068,153
MFA Financial, Inc.	122,924	1,012,894
New Residential Investment Corp.	95,652	1,686,345
Starwood Property Trust, Inc.	79,457	1,709,120
Two Harbors Investment Corp.	107,904	1,057,459
		12,611,279
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	148,847	1,869,518
TFS Financial Corp.	16,372	252,456
		2,121,974

TOTAL FINANCIALS		1,002,935,600

HEALTH CARE - 13.7%
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)	970	62,342
Alexion Pharmaceuticals, Inc. (b)	13,087	1,565,990
Alnylam Pharmaceuticals, Inc. (b)	3,099	377,582
Amgen, Inc.	162,643	28,498,306
Biogen, Inc. (b)	3,973	1,238,225
Gilead Sciences, Inc.	115,496	8,657,580
Intrexon Corp. (a)(b)	4,491	73,428
Juno Therapeutics, Inc. (a)(b)	19,830	890,565
Opko Health, Inc. (a)(b)	91,846	618,124
United Therapeutics Corp. (b)	13,367	1,585,193
		43,567,335
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	524,805	28,460,175
Baxter International, Inc.	140,698	9,070,800
Danaher Corp.	190,647	17,590,999
Dentsply Sirona, Inc.	70,392	4,298,839
Hill-Rom Holdings, Inc.	1,311	105,811
Hologic, Inc. (b)	37,549	1,421,230
Medtronic PLC	394,081	31,731,402
Steris PLC	25,659	2,394,754
Teleflex, Inc.	11,754	2,785,463
The Cooper Companies, Inc.	3,361	807,514
Zimmer Biomet Holdings, Inc.	62,503	7,601,615
		106,268,602
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	24,473	767,473
Aetna, Inc.	68,015	11,564,590
Anthem, Inc.	82,246	17,206,686
Brookdale Senior Living, Inc. (b)	57,364	575,361
Cardinal Health, Inc.	97,812	6,054,563
Centene Corp. (b)	46,352	4,341,792
Cigna Corp.	9,393	1,852,487
DaVita HealthCare Partners, Inc. (b)	47,760	2,900,942
Envision Healthcare Corp. (a)	35,610	1,516,986
Express Scripts Holding Co. (b)	167,630	10,274,043
HCA Holdings, Inc. (b)	85,740	6,486,231
Humana, Inc.	2,654	677,699
Laboratory Corp. of America Holdings (b)	31,864	4,897,815
LifePoint Hospitals, Inc. (a)(b)	9,657	464,985
McKesson Corp.	59,110	8,150,087
MEDNAX, Inc. (b)	27,608	1,208,954
Patterson Companies, Inc. (a)	23,289	861,693
Premier, Inc. (b)	11,346	370,674
Quest Diagnostics, Inc.	42,185	3,956,109
Universal Health Services, Inc. Class B	27,141	2,787,381
Wellcare Health Plans, Inc. (b)	1,095	216,525
		87,133,076
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	76,110	5,177,763
Bio-Rad Laboratories, Inc. Class A (b)	6,531	1,435,448
Bruker Corp.	20,742	651,299
PerkinElmer, Inc.	27,682	2,001,962
QIAGEN NV (b)	47,268	1,600,494
Quintiles Transnational Holdings, Inc. (b)	13,626	1,472,971
Thermo Fisher Scientific, Inc.	68,087	13,197,303
VWR Corp. (b)	26,581	879,831
		26,417,071
Pharmaceuticals - 6.7%
Akorn, Inc. (a)(b)	1,424	46,380
Allergan PLC	104,187	18,465,062
Bristol-Myers Squibb Co.	259,708	16,013,595
Endo International PLC (b)	69,427	442,944
Johnson & Johnson	709,700	98,939,277
Mallinckrodt PLC (b)	30,862	977,400
Merck & Co., Inc.	803,690	44,275,282
Mylan N.V. (b)	164,956	5,890,579
Perrigo Co. PLC	41,500	3,361,085
Pfizer, Inc.	1,837,566	64,425,064
		252,836,668

TOTAL HEALTH CARE		516,222,752

INDUSTRIALS - 8.3%
Aerospace & Defense - 1.9%
Arconic, Inc.	120,217	3,019,851
General Dynamics Corp.	47,767	9,695,746
Hexcel Corp.	9,393	570,061
Huntington Ingalls Industries, Inc.	2,313	538,536
L3 Technologies, Inc.	23,919	4,477,158
Lockheed Martin Corp.	7,782	2,398,101
Orbital ATK, Inc.	17,885	2,377,453
Raytheon Co.	56,796	10,234,639
Spirit AeroSystems Holdings, Inc. Class A	37,762	3,024,736
Teledyne Technologies, Inc. (b)	10,774	1,831,149
Textron, Inc.	82,519	4,352,052
United Technologies Corp.	231,616	27,738,332
		70,257,814
Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	16,589	968,466
XPO Logistics, Inc. (a)(b)	9,085	630,045
		1,598,511
Airlines - 0.6%
Alaska Air Group, Inc.	6,641	438,505
American Airlines Group, Inc.	78,017	3,652,756
Copa Holdings SA Class A	8,983	1,106,616
Delta Air Lines, Inc.	205,411	10,276,712
JetBlue Airways Corp. (b)	102,440	1,961,726
Spirit Airlines, Inc. (a)(b)	21,633	802,368
United Continental Holdings, Inc. (b)	85,987	5,028,520
		23,267,203
Building Products - 0.5%
Fortune Brands Home & Security, Inc.	3,302	218,130
Johnson Controls International PLC	291,393	12,060,756
Lennox International, Inc. (a)	882	168,577
Masco Corp.	34,950	1,391,709
Owens Corning	34,799	2,877,529
USG Corp. (a)(b)	27,344	938,720
		17,655,421
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (b)	4,829	258,400
Pitney Bowes, Inc.	58,036	797,415
Republic Services, Inc.	70,214	4,568,825
Stericycle, Inc. (b)	25,835	1,830,410
Waste Management, Inc.	24,015	1,973,313
		9,428,363
Construction & Engineering - 0.2%
AECOM (b)	48,368	1,695,782
Fluor Corp.	43,692	1,882,688
Jacobs Engineering Group, Inc.	35,563	2,070,122
Quanta Services, Inc. (b)	34,412	1,298,365
Valmont Industries, Inc.	6,896	1,095,774
		8,042,731
Electrical Equipment - 0.8%
Acuity Brands, Inc. (a)	4,135	691,372
AMETEK, Inc.	59,160	3,992,708
Eaton Corp. PLC	138,221	11,060,444
Emerson Electric Co.	170,773	11,008,028
Fortive Corp.	9,100	657,566
Hubbell, Inc. Class B	6,087	765,866
Regal Beloit Corp.	13,877	1,126,119
Sensata Technologies Holding BV (b)	26,000	1,271,660
		30,573,763
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	19,301	2,119,829
General Electric Co.	2,229,406	44,944,825
Honeywell International, Inc.	98,330	14,175,253
ITT, Inc.	27,657	1,289,922
Roper Technologies, Inc.	1,694	437,340
		62,967,169
Machinery - 1.4%
AGCO Corp.	20,767	1,423,993
Caterpillar, Inc.	16,701	2,267,996
Colfax Corp. (b)	27,550	1,149,111
Crane Co.	15,559	1,293,264
Cummins, Inc.	33,230	5,877,722
Donaldson Co., Inc.	3,448	162,780
Dover Corp.	43,038	4,109,699
Flowserve Corp. (a)	40,174	1,770,468
IDEX Corp.	1,642	210,521
Ingersoll-Rand PLC	39,143	3,468,070
Oshkosh Corp.	23,223	2,126,298
PACCAR, Inc.	106,176	7,616,004
Parker Hannifin Corp.	5,570	1,017,138
Pentair PLC	50,670	3,570,208
Snap-On, Inc. (a)	15,281	2,411,036
Stanley Black & Decker, Inc.	42,807	6,915,471
Terex Corp.	25,951	1,222,552
Timken Co.	21,534	1,015,328
Trinity Industries, Inc.	46,822	1,522,651
Wabtec Corp. (a)	17,626	1,348,389
Xylem, Inc.	26,774	1,781,274
		52,279,973
Marine - 0.0%
Kirby Corp. (a)(b)	16,600	1,176,110
Professional Services - 0.3%
Dun & Bradstreet Corp.	6,969	814,188
IHS Markit Ltd. (b)	51,769	2,205,877
Manpower, Inc.	20,400	2,514,912
Nielsen Holdings PLC (a)	111,517	4,133,935
		9,668,912
Road & Rail - 0.6%
AMERCO	1,564	614,089
CSX Corp.	27,503	1,386,976
Genesee & Wyoming, Inc. Class A (b)	18,886	1,355,637
Kansas City Southern	32,956	3,434,674
Norfolk Southern Corp.	89,963	11,822,937
Old Dominion Freight Lines, Inc.	7,207	872,984
Ryder System, Inc.	16,564	1,343,009
Union Pacific Corp.	23,186	2,684,707
		23,515,013
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	28,226	1,226,420
MSC Industrial Direct Co., Inc. Class A	8,110	672,319
W.W. Grainger, Inc.	951	188,013
WESCO International, Inc. (b)	15,186	958,996
		3,045,748
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	24,447	1,700,289

TOTAL INDUSTRIALS		315,177,020

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.8%
Arris International PLC (b)	54,762	1,560,717
Brocade Communications Systems, Inc.	126,498	1,473,702
Cisco Systems, Inc.	1,556,062	53,139,517
CommScope Holding Co., Inc. (b)	29,451	946,555
EchoStar Holding Corp. Class A (b)	14,697	822,297
Harris Corp.	28,199	3,928,685
Juniper Networks, Inc.	116,671	2,896,941
Motorola Solutions, Inc.	46,189	4,181,952
		68,950,366
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (b)	27,151	2,269,552
Avnet, Inc.	38,771	1,543,086
Corning, Inc.	260,855	8,167,370
Dolby Laboratories, Inc. Class A	17,066	988,804
FLIR Systems, Inc.	19,821	928,019
Jabil, Inc.	54,776	1,549,065
Keysight Technologies, Inc. (b)	56,250	2,512,688
National Instruments Corp.	7,084	318,780
Trimble, Inc. (b)	16,323	667,284
		18,944,648
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (b)	51,858	2,709,581
eBay, Inc. (b)	312,041	11,745,223
LogMeIn, Inc.	6,042	731,384
Twitter, Inc. (b)	193,152	3,982,794
Zillow Group, Inc.:
Class A (b)	5,041	208,244
Class C (a)(b)	10,095	416,722
		19,793,948
IT Services - 0.7%
Amdocs Ltd.	44,275	2,882,303
Booz Allen Hamilton Holding Corp. Class A	2,690	101,655
Conduent, Inc.	59,098	914,837
CoreLogic, Inc. (b)	10,818	507,364
DST Systems, Inc.	17,129	1,004,102
Fidelity National Information Services, Inc.	43,658	4,049,716
IBM Corp.	83,313	12,835,201
Leidos Holdings, Inc.	44,395	2,775,575
Sabre Corp.	14,211	277,967
Teradata Corp. (a)(b)	39,450	1,319,603
WEX, Inc. (b)	2,454	303,290
		26,971,613
Semiconductors & Semiconductor Equipment - 2.9%
Cypress Semiconductor Corp. (a)	93,893	1,489,143
First Solar, Inc. (b)	25,404	1,392,647
Intel Corp.	1,464,814	66,634,389
Marvell Technology Group Ltd.	125,381	2,315,787
Micron Technology, Inc. (b)	78,689	3,486,710
Microsemi Corp. (b)	6,790	362,382
NXP Semiconductors NV (b)	46,069	5,392,376
ON Semiconductor Corp. (b)	7,282	155,252
Qorvo, Inc. (b)	18,891	1,432,127
Qualcomm, Inc.	459,807	23,454,755
Teradyne, Inc.	4,149	177,951
Versum Materials, Inc.	30,814	1,296,653
Xilinx, Inc.	4,192	308,908
		107,899,080
Software - 1.4%
Autodesk, Inc. (b)	11,785	1,472,654
CA Technologies, Inc.	96,926	3,138,464
FireEye, Inc. (a)(b)	54,631	924,357
Guidewire Software, Inc. (b)	14,056	1,124,199
Nuance Communications, Inc. (b)	90,013	1,326,792
Oracle Corp.	820,828	41,780,145
SS&C Technologies Holdings, Inc.	4,292	172,538
Synopsys, Inc. (b)	42,345	3,663,689
Zynga, Inc. (b)	235,952	920,213
		54,523,051
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co.	516,712	7,192,631
HP, Inc.	524,870	11,310,949
NetApp, Inc.	12,286	545,744
Western Digital Corp.	77,899	6,954,044
Xerox Corp.	70,767	2,144,948
		28,148,316

TOTAL INFORMATION TECHNOLOGY		325,231,022

MATERIALS - 3.0%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	66,131	10,543,265
Albemarle Corp. U.S.	27,568	3,884,056
Ashland Global Holdings, Inc.	19,300	1,312,014
Cabot Corp.	19,043	1,160,861
Celanese Corp. Class A	17,524	1,827,928
CF Industries Holdings, Inc.	72,286	2,745,422
DowDuPont, Inc.	378,900	27,398,259
Eastman Chemical Co.	44,713	4,060,388
Huntsman Corp.	32,286	1,033,798
LyondellBasell Industries NV Class A	57,031	5,904,419
NewMarket Corp.	159	63,662
Olin Corp.	51,378	1,876,838
Platform Specialty Products Corp. (b)	37,350	399,645
PPG Industries, Inc.	5,599	650,828
Praxair, Inc.	10,876	1,589,201
RPM International, Inc.	3,432	183,029
The Mosaic Co. (a)	107,531	2,402,243
The Scotts Miracle-Gro Co. Class A	1,068	106,394
Valvoline, Inc.	61,855	1,485,757
Westlake Chemical Corp.	5,546	470,911
		69,098,918
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,859	403,124
Vulcan Materials Co.	2,828	344,309
		747,433
Containers & Packaging - 0.4%
Aptargroup, Inc.	14,592	1,270,525
Ardagh Group SA	2,705	57,995
Avery Dennison Corp.	1,541	163,608
Ball Corp.	48,050	2,062,787
Bemis Co., Inc.	28,494	1,282,800
Crown Holdings, Inc. (b)	12,393	745,687
Graphic Packaging Holding Co.	28,664	444,005
International Paper Co.	11,692	669,601
Owens-Illinois, Inc. (b)	10,973	262,145
Sealed Air Corp.	29,664	1,312,039
Sonoco Products Co.	30,059	1,556,756
WestRock Co.	77,473	4,751,419
		14,579,367
Metals & Mining - 0.7%
Alcoa Corp.	57,654	2,754,708
Freeport-McMoRan, Inc. (b)	337,862	4,723,311
Newmont Mining Corp.	165,378	5,980,068
Nucor Corp.	99,548	5,756,861
Reliance Steel & Aluminum Co.	22,061	1,695,167
Royal Gold, Inc.	12,747	1,072,150
Southern Copper Corp.	2,734	117,425
Steel Dynamics, Inc.	61,913	2,303,783
Tahoe Resources, Inc.	96,130	461,239
United States Steel Corp. (a)	54,332	1,375,686
		26,240,398
Paper & Forest Products - 0.0%
Domtar Corp.	19,392	917,629

TOTAL MATERIALS		111,583,745

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Alexandria Real Estate Equities, Inc. (a)	28,481	3,530,505
American Campus Communities, Inc.	41,235	1,714,551
American Homes 4 Rent Class A	71,963	1,531,373
Apartment Investment & Management Co. Class A	49,998	2,198,912
Apple Hospitality (REIT), Inc.	65,416	1,238,979
AvalonBay Communities, Inc.	42,946	7,787,398
Boston Properties, Inc.	40,275	4,880,525
Brandywine Realty Trust (SBI)	53,803	941,014
Brixmor Property Group, Inc.	94,901	1,657,920
Camden Property Trust (SBI)	27,456	2,505,085
Colony NorthStar, Inc.	165,077	2,027,146
Columbia Property Trust, Inc.	38,136	842,043
Corporate Office Properties Trust (SBI)	31,019	990,437
Corrections Corp. of America	36,697	904,948
CubeSmart	18,004	490,069
CyrusOne, Inc.	3,293	202,157
DCT Industrial Trust, Inc.	28,711	1,665,812
DDR Corp.	96,360	739,081
Digital Realty Trust, Inc.	14,916	1,766,651
Douglas Emmett, Inc.	8,767	348,839
Duke Realty Corp.	109,084	3,106,712
Empire State Realty Trust, Inc.	39,663	795,243
EPR Properties	19,555	1,352,815
Equity Commonwealth (b)	37,532	1,127,837
Equity Residential (SBI)	110,523	7,433,777
Essex Property Trust, Inc.	20,346	5,339,401
Extra Space Storage, Inc. (a)	5,767	470,530
Federal Realty Investment Trust (SBI)	13,559	1,634,131
Forest City Realty Trust, Inc. Class A	76,873	1,893,382
Gaming & Leisure Properties	41,637	1,521,416
General Growth Properties, Inc.	192,223	3,740,660
HCP, Inc.	146,483	3,785,121
Healthcare Trust of America, Inc.	61,557	1,849,788
Highwoods Properties, Inc. (SBI)	31,315	1,598,631
Hospitality Properties Trust (SBI)	50,574	1,445,405
Host Hotels & Resorts, Inc.	227,690	4,453,616
Hudson Pacific Properties, Inc.	43,244	1,462,512
Invitation Homes, Inc.	27,415	618,757
Iron Mountain, Inc. (a)	10,308	412,320
JBG SMITH Properties	26,389	823,601
Kilroy Realty Corp.	30,973	2,206,207
Kimco Realty Corp. (a)	126,302	2,293,644
Lamar Advertising Co. Class A (a)	2,736	192,724
Liberty Property Trust (SBI)	45,843	1,965,748
Life Storage, Inc.	14,268	1,153,140
Medical Properties Trust, Inc.	112,795	1,492,278
Mid-America Apartment Communities, Inc.	35,789	3,663,004
National Retail Properties, Inc.	46,501	1,868,410
Omega Healthcare Investors, Inc.	61,938	1,787,531
Outfront Media, Inc. (a)	37,053	868,893
Paramount Group, Inc. (a)	61,802	983,888
Park Hotels & Resorts, Inc.	41,158	1,184,939
Piedmont Office Realty Trust, Inc. Class A	45,134	872,892
Prologis, Inc.	163,269	10,543,912
Rayonier, Inc.	40,062	1,201,059
Realty Income Corp.	86,424	4,638,376
Regency Centers Corp.	45,628	2,808,403
Retail Properties America, Inc.	73,824	902,129
Senior Housing Properties Trust (SBI)	73,326	1,349,198
Simon Property Group, Inc.	9,120	1,416,610
SL Green Realty Corp.	30,310	2,900,061
Spirit Realty Capital, Inc.	150,784	1,253,015
Store Capital Corp.	53,137	1,311,953
Sun Communities, Inc.	23,590	2,129,233
Tanger Factory Outlet Centers, Inc.	27,195	618,686
Taubman Centers, Inc.	9,264	437,446
The Macerich Co.	42,781	2,335,843
UDR, Inc.	82,425	3,197,266
Uniti Group, Inc. (a)	51,563	902,353
Ventas, Inc.	109,840	6,892,460
VEREIT, Inc.	310,061	2,446,381
Vornado Realty Trust	52,779	3,951,036
Weingarten Realty Investors (SBI)	37,402	1,138,891
Welltower, Inc.	113,590	7,605,986
Weyerhaeuser Co.	231,016	8,295,785
WP Carey, Inc.	32,541	2,217,669
		173,856,149
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (b)	49,370	1,941,228
Howard Hughes Corp. (b)	10,610	1,354,154
Jones Lang LaSalle, Inc.	13,659	1,768,704
Realogy Holdings Corp.	42,379	1,370,113
		6,434,199

TOTAL REAL ESTATE		180,290,348

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,910,824	64,299,228
CenturyLink, Inc. (a)	299,679	5,690,904
Verizon Communications, Inc.	633,803	30,340,150
		100,330,282
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	195,621	1,279,361
T-Mobile U.S., Inc. (b)	35,116	2,098,883
Telephone & Data Systems, Inc.	30,147	878,785
U.S. Cellular Corp. (b)	4,358	159,459
		4,416,488

TOTAL TELECOMMUNICATION SERVICES		104,746,770

UTILITIES - 6.4%
Electric Utilities - 3.8%
Alliant Energy Corp.	71,657	3,099,882
American Electric Power Co., Inc.	152,118	11,319,100
Duke Energy Corp.	217,900	19,242,749
Edison International	98,673	7,888,906
Entergy Corp.	55,001	4,744,386
Eversource Energy	98,458	6,167,409
Exelon Corp.	298,075	11,985,596
FirstEnergy Corp.	138,581	4,566,244
Great Plains Energy, Inc.	66,060	2,168,750
Hawaiian Electric Industries, Inc.	33,721	1,229,468
NextEra Energy, Inc.	145,488	22,560,824
OGE Energy Corp.	62,187	2,290,969
PG&E Corp.	159,157	9,194,500
Pinnacle West Capital Corp.	34,803	3,052,571
PPL Corp.	212,389	7,977,331
Southern Co.	309,863	16,174,849
Vistra Energy Corp.	75,216	1,462,199
Westar Energy, Inc.	43,434	2,322,850
Xcel Energy, Inc.	158,408	7,844,364
		145,292,947
Gas Utilities - 0.2%
Atmos Energy Corp.	31,439	2,742,738
National Fuel Gas Co.	25,054	1,454,385
UGI Corp.	52,734	2,523,849
		6,720,972
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (b)	112,116	1,675,013
NRG Energy, Inc.	74,928	1,873,200
The AES Corp.	205,850	2,188,186
		5,736,399
Multi-Utilities - 2.0%
Ameren Corp.	74,354	4,609,204
Avangrid, Inc. (a)	17,655	913,293
CenterPoint Energy, Inc.	134,342	3,973,836
CMS Energy Corp.	86,719	4,194,598
Consolidated Edison, Inc.	95,196	8,191,616
Dominion Resources, Inc.	199,428	16,181,588
DTE Energy Co.	55,581	6,139,477
MDU Resources Group, Inc.	60,416	1,652,378
NiSource, Inc.	101,523	2,677,162
Public Service Enterprise Group, Inc.	156,745	7,711,854
SCANA Corp.	41,073	1,771,889
Sempra Energy	78,063	9,172,403
Vectren Corp.	25,917	1,765,984
WEC Energy Group, Inc.	97,070	6,541,547
		75,496,829
Water Utilities - 0.2%
American Water Works Co., Inc.	55,679	4,886,389
Aqua America, Inc.	55,429	1,966,621
		6,853,010

TOTAL UTILITIES		240,100,157

TOTAL COMMON STOCKS
(Cost $3,279,651,222)		3,769,795,627
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (c)
(Cost $1,984,920)	2,000,000	1,983,341
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 1.10% (d)	7,841,823	$7,843,392
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	79,942,737	79,950,731
TOTAL MONEY MARKET FUNDS
(Cost $87,790,814)		87,794,123
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $3,369,426,956)		3,859,573,091
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(82,204,791)
NET ASSETS - 100%		$3,777,368,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	62	Dec. 2017	$7,975,370	$322,491	$322,491

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $500,794.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,027
Fidelity Securities Lending Cash Central Fund	127,901
Total	$219,928

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$252,790,010	$252,790,010	$--	$--
Consumer Staples	315,537,402	315,537,402	--	--
Energy	405,180,801	405,180,801	--	--
Financials	1,002,935,600	1,002,935,600	--	--
Health Care	516,222,752	516,222,752	--	--
Industrials	315,177,020	315,177,020	--	--
Information Technology	325,231,022	325,231,022	--	--
Materials	111,583,745	111,583,745	--	--
Real Estate	180,290,348	180,290,348	--	--
Telecommunication Services	104,746,770	104,746,770	--	--
Utilities	240,100,157	240,100,157	--	--
U.S. Government and Government Agency Obligations	1,983,341	--	1,983,341	--
Money Market Funds	87,794,123	87,794,123	--	--
Total Investments in Securities:	$3,859,573,091	$3,857,589,750	$1,983,341	$--
Derivative Instruments:
Assets
Futures Contracts	$322,491	$322,491	$--	$--
Total Assets	$322,491	$322,491	$--	$--
Total Derivative Instruments:	$322,491	$322,491	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2017

SFB-QTLY-1217
1.809079.114

Investments October 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Alabama - 0.1%
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$520,645
5% 10/1/22	655,000	655,812
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,672,754
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,000,000	1,038,490

TOTAL ALABAMA		4,887,701

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	5,049,894
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	1,685,000	1,979,117
5% 10/1/33	2,200,000	2,561,746
5% 10/1/35	1,600,000	1,851,968

TOTAL ALASKA		11,442,725

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,035,170
5.25% 10/1/23 (FSA Insured)	5,000,000	5,375,050
5.25% 10/1/26 (FSA Insured)	1,000,000	1,074,810
5.25% 10/1/28 (FSA Insured)	500,000	537,305
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.705%, tender 1/1/37 (a)(b)	1,000,000	876,500
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,316,041
Series 2017:
5% 7/1/24	3,475,000	4,117,528
5% 7/1/29	3,190,000	3,855,562
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20 (Pre-Refunded to 7/1/18 @ 100)	1,520,000	1,559,490
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	14,049,120
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	460,451
6% 1/1/48 (c)	2,125,000	2,162,230
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,294,488
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	409,699
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	13,523,648
Phoenix Civic Impt. Board Arpt. Rev. Series 2015 A, 5% 7/1/45	3,170,000	3,601,088
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,514,150
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,147,340
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,917,775
5.5% 12/1/29	2,100,000	2,599,779
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	305,152
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,026,320

TOTAL ARIZONA		69,758,696

California - 7.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,928,482
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	4,032,000
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,655,445
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,036,130
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (a)	10,400,000	10,707,112
Series 2007, 5.625% 5/1/20	5,000	5,020
Series 2016, 5% 9/1/29	1,485,000	1,802,404
Series 2017, 5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	135,000	136,914
5% 8/1/20	5,000	5,017
5% 8/1/22	6,065,000	7,052,200
5% 11/1/24	3,000,000	3,000,000
5% 8/1/29	3,765,000	4,566,192
5.25% 9/1/22	1,430,000	1,682,595
5.25% 12/1/33	35,000	35,126
5.25% 4/1/35	4,300,000	4,976,175
5.25% 11/1/40	1,100,000	1,228,700
5.5% 4/1/30	5,000	5,019
5.5% 3/1/40	600,000	657,942
5.6% 3/1/36	300,000	330,828
6% 4/1/38	3,100,000	3,312,040
6% 11/1/39	9,225,000	10,107,833
California Health Facilities Fing. Auth. Rev.:
(Providence Health and Svcs. Proj.) Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	47,267
Series 2013 A, 5% 8/15/52	15,070,000	16,935,666
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,146,519
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,003,490
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,495,085
Series 2012 G, 5% 11/1/25	1,500,000	1,754,220
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/21	3,740,000	4,273,773
5% 12/1/22	1,400,000	1,590,848
5% 12/1/23	2,600,000	2,985,554
Series 2017 C:
5% 3/1/21	2,500,000	2,801,375
5% 3/1/22	2,750,000	3,159,530
5% 3/1/23	3,870,000	4,535,330
5% 3/1/26	2,860,000	3,498,095
5% 3/1/27	3,935,000	4,863,424
5% 3/1/28	4,025,000	4,932,758
California Statewide Cmntys. Dev. Auth. Series 2016:
3.25% 5/15/31	1,480,000	1,503,206
5% 5/15/25	1,000,000	1,201,150
5% 5/15/26	1,000,000	1,211,620
5% 5/15/27	1,000,000	1,203,870
5% 5/15/28	1,000,000	1,191,940
5% 5/15/32	1,250,000	1,457,500
5% 5/15/33	1,500,000	1,741,590
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (d)	1,450,000	1,602,816
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A, 5% 6/1/33	3,500,000	4,254,600
Series 2017 B:
5% 6/1/32	6,000,000	7,333,740
5% 6/1/37	3,525,000	4,225,065
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,986,840
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,943,721
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,888,400
Series 2017 A1:
5% 6/1/21	1,110,000	1,244,521
5% 6/1/22	1,555,000	1,772,824
5% 6/1/23	1,780,000	2,057,573
5% 6/1/24	1,000,000	1,165,320
Long Beach Unified School District Series 2009, 5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	1,360,000	1,471,098
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,292,400
5% 3/1/25	1,000,000	1,144,390
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,071,870
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,371,163
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,055,760
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,306,334
5% 5/1/24	675,000	712,537
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	883,230
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20 (Pre-Refunded to 8/1/19 @ 100)	1,935,000	2,118,128
Series 2015 A:
5% 8/1/27	1,295,000	1,573,542
5% 8/1/28 (FSA Insured)	1,500,000	1,807,095
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,573,200
5% 2/1/24	2,915,000	3,326,773
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	804,596
Series B:
0% 8/1/33	4,350,000	2,566,065
0% 8/1/37	8,000,000	3,916,400
0% 8/1/38	4,225,000	1,978,652
0% 8/1/39	7,220,000	3,232,177
0% 8/1/41	4,900,000	2,018,408
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,211,385
5% 9/1/30	1,370,000	1,547,662
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,397,478
5% 8/1/31	1,630,000	1,917,842
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,238,528
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,184,422
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,067,380
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,663,620
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,181,132
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	748,553
0% 7/1/37	5,105,000	2,575,421
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,768,780
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,179,640
5% 6/1/27	1,000,000	1,171,480
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,143,379
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,900,158
Series 2010 B, 0% 8/1/47	3,700,000	1,176,674
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	963,710
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,413,601
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	585,107
Series 2017 AV, 5% 5/15/36	1,610,000	1,919,474
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,422,840
Washington Township Health Care District Rev.:
Series 2009 A:
5.25% 7/1/18	230,000	235,734
5.5% 7/1/19	390,000	414,668
6% 7/1/29	1,000,000	1,056,150
Series 2010 A, 5.25% 7/1/30	1,900,000	2,042,937
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	915,760

TOTAL CALIFORNIA		254,539,737

Colorado - 0.8%
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	314,412
5% 9/1/24	225,000	265,417
5% 9/1/25	260,000	310,164
5% 9/1/28	800,000	955,104
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	4,098,157
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,916,720
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,144,050
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,691,031
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,586,083
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,297,158
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (Pre-Refunded to 11/15/17 @ 100)	1,000,000	1,001,480
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,003,997
Series 2010 C, 5.375% 9/1/26	1,000,000	1,101,700
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,335,113
Series 2016 A, 5% 6/1/47	3,115,000	3,567,952

TOTAL COLORADO		29,588,538

Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/27	10,000,000	11,742,900
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2013 A, 1%, tender 7/1/19 (a)	12,000,000	11,944,800
Series 2016 K, 4% 7/1/46	4,465,000	4,434,683
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,743,844
5% 5/1/35	2,325,000	2,761,775
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	276,687
5% 8/15/19 (FSA Insured)	1,990,000	2,105,719
5% 8/15/25 (FSA Insured)	570,000	658,886

TOTAL CONNECTICUT		37,669,294

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	14,638,260
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2017 A:
5% 6/1/33	2,300,000	2,761,104
5% 6/1/34	10,825,000	12,934,360
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	5,482,050
Series 2015:
5% 7/15/29	4,000,000	4,709,960
5% 7/15/30	6,495,000	7,595,773
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	854,008
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,463,090

TOTAL DISTRICT OF COLUMBIA		39,800,345

Florida - 12.1%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,994,644
Series 2015 C:
5% 7/1/25	1,375,000	1,654,799
5% 7/1/27	1,455,000	1,732,920
Broward County Arpt. Sys. Rev.:
Series 2012 P-2, 5% 10/1/21	1,630,000	1,850,050
series 2012 Q1, 5% 10/1/22	2,000,000	2,314,960
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,931,497
Series 2012 A, 5% 7/1/24	8,830,000	10,135,251
Series 2015 A:
5% 7/1/24	940,000	1,123,516
5% 7/1/26	3,635,000	4,346,260
Series 2015 B, 5% 7/1/25	1,560,000	1,883,575
Series 2016, 5% 7/1/32	1,020,000	1,196,674
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,094,920
Series 2012 A1, 5% 6/1/21	4,525,000	5,095,286
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,072,336
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,524,955
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	4,727,076
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 E, 5% 6/1/24	2,385,000	2,684,699
Series A, 5.5% 6/1/38 (Pre-Refunded to 6/1/18 @ 101)	700,000	724,724
Florida Gen. Oblig.:
Series 2011 B, 5% 7/1/23	3,600,000	4,054,356
Series 2012 A, 5% 7/1/25	3,300,000	3,715,239
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,913,274
Series 2015 C, 5% 10/1/35	2,000,000	2,211,580
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/26	4,000,000	4,891,120
5% 10/1/27	5,000,000	6,150,700
5% 10/1/28	400,000	494,132
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,175,450
5% 10/1/31	1,075,000	1,279,067
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,274,861
Series 2015 B, 5% 10/1/29	1,250,000	1,481,963
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30 (e)	2,810,000	3,422,664
5% 10/1/31 (e)	2,100,000	2,543,499
5% 10/1/35 (e)	5,000,000	5,940,450
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	624,798
5% 6/1/24	835,000	976,374
5% 6/1/28	655,000	756,663
5% 6/1/46	1,225,000	1,332,776
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	5,000,000	5,434,900
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,692,915
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,590,320
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,073,616
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,521,240
Series Three 2010 D, 5% 10/1/38	2,800,000	3,014,116
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,425,720
5% 8/15/34	2,750,000	3,224,100
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,576,858
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,711,545
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,669,050
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,704,110
Series 2010, 5.5% 10/1/30	755,000	843,765
Series 2014 A, 5% 10/1/37	8,500,000	9,673,595
Series 2014 B, 5% 10/1/34	2,225,000	2,550,273
Series 2016 A, 5% 10/1/41	8,500,000	9,727,825
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,156,970
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,567,993
Series 2014 A:
5% 7/1/25	1,430,000	1,697,353
5% 7/1/27	1,000,000	1,171,290
5% 7/1/28	2,225,000	2,589,655
5% 7/1/29	1,010,000	1,169,449
5% 7/1/44	18,800,000	21,175,944
Series 2014 B, 5% 7/1/30	2,500,000	2,894,675
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,543,845
Series 2011 B, 5.625% 5/1/31	2,195,000	2,461,671
Series 2014 D:
5% 11/1/22	2,085,000	2,411,136
5% 11/1/23	5,485,000	6,434,289
5% 11/1/24	6,350,000	7,542,530
5% 11/1/25	6,655,000	7,843,184
Series 2015 A, 5% 5/1/29	12,370,000	14,398,804
Series 2015 B:
5% 5/1/27	13,000,000	15,365,220
5% 5/1/28	7,305,000	8,546,485
Series 2016 A, 5% 5/1/32	10,000,000	11,571,500
Series 2016 B, 5% 8/1/26	4,505,000	5,455,690
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	879,199
5% 7/1/42	800,000	903,296
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,040,160
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	943,109
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,380,696
5.75% 10/1/43	285,000	293,285
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	744,944
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,692,075
Series 2012 A, 5% 10/1/42	6,315,000	6,961,593
Series 2012 B, 5% 10/1/42	2,500,000	2,755,975
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,948,900
Series 2016 C, 5% 8/1/33	10,730,000	12,604,316
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,325,019
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,057,620
Series 2009 B:
5% 10/1/33	3,540,000	3,725,956
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,803,959
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	217,791
5% 12/1/24	380,000	441,024
5% 12/1/31	1,500,000	1,664,805
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,311,600
5% 8/1/23	3,550,000	4,178,137
5% 8/1/24	1,500,000	1,794,165
Series 2015 B:
5% 8/1/23	1,500,000	1,765,410
5% 8/1/24	4,135,000	4,945,915
5% 8/1/25	875,000	1,060,404
Series 2015 D:
5% 8/1/28	1,980,000	2,346,518
5% 8/1/29	6,765,000	7,991,021
5% 8/1/30	6,985,000	8,207,724
5% 8/1/31	7,015,000	8,216,038
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,523,680
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Pre-Refunded to 9/1/18 @ 100)	1,590,000	1,657,750
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (a)	2,600,000	2,644,564
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,901,027
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	599,765
5% 10/1/28	4,000,000	4,761,160
5% 10/1/30	2,000,000	2,354,000
5% 10/1/32	3,310,000	3,863,233
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,498,215
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,612,829
5% 12/1/36	1,100,000	1,210,352
Series 2015 A, 5% 12/1/40	1,000,000	1,085,220
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,521,502
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,399,573
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,026,135
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,352,305
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,573,321
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	933,792

TOTAL FLORIDA		426,477,816

Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,720,776
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,402,208
2.2%, tender 4/2/19 (a)	5,900,000	5,932,804
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,846,556
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,800,890
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,178,922
6.125% 9/1/40	5,575,000	6,055,175
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,132,230
5.25% 10/1/41	1,900,000	2,145,860
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,782,475
Series 2013, 5% 1/1/32	10,000,000	11,417,200
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,167,120
Series C, 5% 1/1/22	2,900,000	3,266,879
Series GG, 5% 1/1/23	1,600,000	1,847,088
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,383,883
Series S, 5% 10/1/24	1,575,000	1,808,588
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	4,900,000	5,230,064
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,745,738
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,888,602
5% 4/1/44	10,855,000	11,815,342
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,002,930

TOTAL GEORGIA		80,571,330

Hawaii - 0.5%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	5,059,152
Honolulu City & County Gen. Oblig. Series 2017 D:
5% 9/1/32	5,580,000	6,751,130
5% 9/1/33	5,000,000	6,020,450

TOTAL HAWAII		17,830,732

Idaho - 0.7%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,993,005
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	6,648,894
Series 2015 ID:
5% 12/1/24	500,000	601,335
5.5% 12/1/26	1,200,000	1,479,132
5.5% 12/1/27	3,250,000	3,979,755
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/20	1,115,000	1,223,880
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/21	1,660,000	1,871,036
5% 7/15/22	1,850,000	2,132,902
5% 7/15/23	880,000	1,033,516
5% 7/15/24	705,000	841,918
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	705,000	853,029
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/26	500,000	609,875
5% 7/15/27	1,765,000	2,175,521

TOTAL IDAHO		25,443,798

Illinois - 18.4%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,020,547
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,216,342
Series 2008 C:
5.25% 12/1/23	1,060,000	1,067,144
5.25% 12/1/24	715,000	718,768
Series 2010 F, 5% 12/1/20	570,000	583,526
Series 2011 A:
5% 12/1/41	1,865,000	1,841,781
5.25% 12/1/41	1,510,000	1,481,597
5.5% 12/1/39	2,700,000	2,718,468
Series 2012 A, 5% 12/1/42	2,815,000	2,779,221
Series 2015 C, 5.25% 12/1/39	800,000	786,616
Series 2016 B, 6.5% 12/1/46	400,000	453,968
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,658,580
Chicago Midway Arpt. Rev. Series 2016 B:
5% 1/1/36	4,500,000	5,140,215
5% 1/1/37	5,300,000	6,049,950
5% 1/1/41	6,000,000	6,793,320
5% 1/1/46	7,200,000	8,091,360
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	6,585,000	7,638,402
Series 2013 D, 5% 1/1/27	5,175,000	5,894,791
Series 2016 B, 5% 1/1/34	2,835,000	3,267,139
Series 2016 C:
5% 1/1/32	4,750,000	5,530,330
5% 1/1/33	1,305,000	1,509,063
5% 1/1/34	1,510,000	1,740,169
Series 2017 B:
5% 1/1/34	1,515,000	1,766,702
5% 1/1/35	2,540,000	2,953,131
5% 1/1/36	1,650,000	1,912,631
5% 1/1/37	6,400,000	7,401,984
5% 1/1/38	2,250,000	2,598,368
5% 1/1/39	2,000,000	2,304,480
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,274,880
Series 2017, 5% 12/1/46	1,900,000	2,053,938
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A, 5.25% 6/1/22 (Pre-Refunded to 6/1/18 @ 100)	1,200,000	1,229,436
Series 2017:
5% 6/1/22	980,000	1,112,192
5% 6/1/23	880,000	1,013,707
5% 6/1/24	1,495,000	1,738,192
5% 6/1/25	745,000	870,078
5% 6/1/26	1,595,000	1,872,929
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33 (FSA Insured)	1,965,000	2,022,221
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	335,000	348,477
5.25% 11/1/38	9,150,000	9,362,555
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,332,582
5% 12/15/37	1,000,000	1,062,110
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,000
Series 2010 A:
5.25% 11/15/22	2,065,000	2,251,531
5.25% 11/15/33	13,180,000	14,157,297
Series 2011 A, 5.25% 11/15/28	1,625,000	1,772,030
Series 2012 C:
5% 11/15/23	4,375,000	4,920,388
5% 11/15/24	3,500,000	3,911,600
5% 11/15/25 (FSA Insured)	5,800,000	6,464,216
Series 2016 A, 5% 11/15/29	6,110,000	7,044,708
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,537,159
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	5,013,344
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35 (Pre-Refunded to 10/1/18 @ 100)	2,400,000	2,498,256
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,349,781
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,158,410
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,254,119
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,581,824
5% 10/1/33	1,500,000	1,739,445
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	2,800,000	2,881,984
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,165,016
(Presence Health Proj.) Series 2016 C, 5% 2/15/26	1,425,000	1,649,637
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	5,915,701
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	534,992
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,340,424
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,485,311
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,215,641
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	766,605
6% 8/15/23	1,000,000	1,024,340
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,051,186
Series 2008 A, 6% 2/1/23 (Pre-Refunded to 2/1/18 @ 100)	400,000	404,908
Series 2009 A:
7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,510,000	1,601,385
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,692,220
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,150,748
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	771,092
Series 2011 L, 5% 12/1/22	1,150,000	1,312,645
Series 2012 A:
5% 5/15/19	1,000,000	1,052,010
5% 5/15/23	700,000	791,980
Series 2012:
4% 9/1/32	3,000,000	2,979,960
5% 9/1/22	800,000	883,544
5% 9/1/32	4,000,000	4,257,040
5% 9/1/38	5,400,000	5,656,500
5% 11/15/43	1,640,000	1,735,825
Series 2013:
4% 5/15/33	385,000	391,549
5% 11/15/24	1,115,000	1,263,808
5% 11/15/27	400,000	446,208
5% 5/15/43	3,700,000	3,919,706
Series 2014, 5% 8/1/38	6,800,000	7,666,252
Series 2015 A:
5% 11/15/31	3,500,000	3,959,795
5% 11/15/45	9,545,000	10,422,567
Series 2015 B, 5% 11/15/23	1,845,000	2,151,215
Series 2015 C:
5% 8/15/35	3,340,000	3,633,586
5% 8/15/44	15,400,000	16,484,468
Series 2016 A:
5% 7/1/33	1,850,000	2,082,601
5% 7/1/34	1,000,000	1,121,720
5% 8/15/34	1,800,000	1,961,370
5.25% 8/15/29	1,015,000	1,158,186
Series 2016 B:
5% 8/15/30	3,000,000	3,470,220
5% 8/15/33	4,585,000	5,224,378
5% 8/15/34	2,415,000	2,741,411
Series 2016 C:
3.75% 2/15/34	725,000	716,257
4% 2/15/36	2,880,000	2,949,523
4% 2/15/41	2,795,000	2,833,851
5% 2/15/21	4,020,000	4,378,825
5% 2/15/22	2,350,000	2,601,403
5% 2/15/24	325,000	370,156
5% 2/15/30	9,000,000	10,245,600
5% 2/15/31	1,000,000	1,129,850
5% 2/15/41	5,365,000	5,921,941
Series 2017 A, 5% 8/1/47	430,000	469,921
Series 2017:
5% 1/1/22	2,795,000	3,188,396
5% 7/1/24	1,375,000	1,644,390
5% 1/1/28	3,000,000	3,654,660
5% 7/1/28	2,660,000	3,230,676
5% 7/1/32	5,145,000	6,104,388
5% 7/1/33	3,365,000	3,971,508
5% 7/1/34	2,765,000	3,246,248
5% 7/1/35	2,290,000	2,686,559
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	66,922
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,268,096
Series 2006:
5% 1/1/19	1,500,000	1,555,350
5.5% 1/1/31	1,945,000	2,188,067
Series 2010:
5% 1/1/18	4,440,000	4,464,686
5% 1/1/21 (FSA Insured)	900,000	949,527
5% 1/1/23 (FSA Insured)	2,100,000	2,209,158
Series 2012 A:
4% 1/1/23	1,220,000	1,261,090
5% 1/1/33	1,700,000	1,757,273
Series 2012:
5% 8/1/19	900,000	948,816
5% 8/1/21	1,695,000	1,814,226
5% 3/1/23	1,500,000	1,611,450
5% 8/1/23	1,675,000	1,816,487
5% 3/1/28	650,000	684,294
5% 3/1/36	1,000,000	1,033,720
Series 2013 A, 5% 4/1/35	900,000	937,611
Series 2013, 5.5% 7/1/38	2,000,000	2,142,220
Series 2014:
5% 2/1/23	1,850,000	2,000,294
5% 2/1/25	2,245,000	2,431,066
5% 2/1/27	1,075,000	1,158,474
5% 4/1/28	580,000	623,367
5% 5/1/28	3,325,000	3,574,608
5% 5/1/32	1,400,000	1,486,814
5% 5/1/33	1,600,000	1,693,568
5.25% 2/1/29	3,000,000	3,257,070
5.25% 2/1/30	2,700,000	2,914,191
5.25% 2/1/31	1,305,000	1,404,767
Series 2016:
5% 2/1/23	880,000	951,491
5% 6/1/25	4,465,000	4,860,912
5% 6/1/26	610,000	664,552
5% 2/1/27	4,345,000	4,748,086
5% 2/1/28	3,495,000	3,813,534
5% 2/1/29	3,285,000	3,576,380
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,016,330
5.25% 5/15/32 (FSA Insured)	590,000	599,475
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,240,647
5% 2/1/29	10,000,000	11,789,100
5% 2/1/31	1,890,000	2,204,912
Illinois Sales Tax Rev. Series 2016 A, 4% 6/15/32	975,000	1,010,978
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	22,294,600
Series 2015 A:
5% 1/1/37	1,700,000	1,944,936
5% 1/1/40	6,700,000	7,620,915
Series 2015 B, 5% 1/1/40	3,800,000	4,308,288
Series 2016 A:
5% 12/1/31	945,000	1,101,757
5% 12/1/32	6,700,000	7,774,144
Series 2016 B, 5% 1/1/41	13,000,000	14,810,640
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,081,685
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,180,538
0% 11/1/20 (FSA Insured)	3,850,000	3,637,865
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,592,549
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,767,120
5% 1/1/28	2,780,000	3,255,046
0% 12/1/17 (AMBAC Insured)	910,000	909,054
6.5% 1/1/20 (AMBAC Insured)	310,000	342,801
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	12,427,515
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,958,300
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,369,472
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,676,295
0% 1/15/25	4,440,000	3,707,222
0% 1/15/26	3,335,000	2,693,813
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	7,169,274
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	5,237,760
0% 6/15/44 (FSA Insured)	19,125,000	6,178,714
0% 6/15/45 (FSA Insured)	12,145,000	3,750,376
0% 6/15/47 (FSA Insured)	5,760,000	1,624,205
Series 2012 B, 0% 12/15/51	5,900,000	844,349
Series A, 0% 6/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,035,000	5,890,545
Series 2002 A:
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,695,000	8,706,443
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,490,000	2,226,322
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,911,792
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,184,651
Series 2010 A:
5% 4/1/25	1,700,000	1,832,515
5.25% 4/1/30	1,020,000	1,101,233
Series 2013:
6% 10/1/42	1,935,000	2,207,970
6.25% 10/1/38	1,900,000	2,206,584
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,441,734
0% 11/1/18 (Escrowed to Maturity)	945,000	933,055
0% 11/1/18 (FSA Insured)	4,085,000	4,025,768
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,254,061
0% 11/1/19 (FSA Insured)	8,310,000	8,017,820
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	15,115,074

TOTAL ILLINOIS		648,677,293

Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,565,000	2,893,166
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,458,205
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,822,570
Indiana Fin. Auth. Hosp. Rev.:
( Parkview Health Sys. Proj.) Series 2017 A, 5% 11/1/24	1,000,000	1,193,390
(Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/25	1,000,000	1,202,690
5% 11/1/28	450,000	550,976
5% 11/1/29	1,400,000	1,710,968
5% 11/1/30	315,000	385,821
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,118,350
5% 3/1/30	500,000	551,835
5% 3/1/41	2,590,000	2,803,830
Series 2015 A, 5.25% 2/1/32	2,940,000	3,519,856
Series 2015, 5% 3/1/36	4,500,000	5,079,600
Series 2016:
5% 9/1/27	1,850,000	2,207,328
5% 9/1/31	1,400,000	1,629,054
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	985,601
5% 10/1/37	1,700,000	1,909,559
Series 2014 A:
5% 10/1/25	1,200,000	1,426,248
5% 10/1/26	1,750,000	2,071,265
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,056,513
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,673,009
5% 10/1/45	12,700,000	14,651,863
Series 2011 A, 5.25% 10/1/26	1,000,000	1,142,420
Series 2011 B, 5% 10/1/41	2,000,000	2,231,160
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (Pre-Refunded to 5/1/18 @ 100)	1,600,000	1,633,312
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	890,920
Series 2017 A:
5% 1/1/32 (e)	4,000,000	4,771,120
5% 1/1/34 (e)	2,000,000	2,360,540
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2007 L, 5.25% 7/1/23 (Pre-Refunded to 1/1/18 @ 100)	1,000,000	1,007,010
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,956,661
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,854,829
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,297,165

TOTAL INDIANA		85,046,834

Kansas - 0.6%
Johnson City Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,611,622
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	850,043
5% 9/1/23	1,000,000	1,183,640
Series 2016 B:
5% 9/1/22	1,600,000	1,855,920
5% 9/1/23	290,000	343,256
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,606,478
Series 2016 A:
5% 9/1/40	4,200,000	4,810,554
5% 9/1/45	5,125,000	5,839,220

TOTAL KANSAS		21,100,733

Kentucky - 1.6%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.):
Series 2010 B, 5% 2/1/21	1,185,000	1,265,402
Series 2016 A, 5% 2/1/40	1,200,000	1,288,752
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,042,110
5% 1/1/20	485,000	521,972
5% 1/1/24	800,000	935,976
5% 1/1/27	1,500,000	1,759,605
5% 1/1/33	1,300,000	1,492,049
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	3,005,834
5% 8/15/33	1,325,000	1,479,111
5% 8/15/35	1,500,000	1,660,095
Kentucky State Property & Buildings Commission Rev. Series 2016 B, 5% 11/1/26	11,400,000	13,622,772
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,464,797
5.75% 10/1/38	3,105,000	3,569,135
Series 2016 A:
5% 10/1/31	6,400,000	7,439,488
5% 10/1/32	7,745,000	8,956,783
5% 10/1/33	4,400,000	5,066,116
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,116,290

TOTAL KENTUCKY		55,686,287

Louisiana - 1.1%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,089,938
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	10,420,000	12,573,189
5% 8/1/28	3,465,000	4,150,724
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	872,912
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	534,245
5% 12/15/27	2,000,000	2,396,400
5% 12/15/29	1,200,000	1,419,624
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,805,255
5% 12/1/25	2,400,000	2,729,976
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,826,750
5.5% 5/15/29	5,000,000	5,267,300

TOTAL LOUISIANA		39,666,313

Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. (Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,784,928
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2008 D, 5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	545,000	561,672
Series 2016 A:
4% 7/1/41	1,135,000	1,011,773
4% 7/1/46	1,435,000	1,247,101
5% 7/1/41	480,000	500,184
5% 7/1/46	330,000	342,190
Series 2017 D:
5.75% 7/1/38	275,000	283,206
5.75% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	980,000	1,009,978
Maine Tpk. Auth. Tpk. Rev. Series 2015, 5% 7/1/37	1,700,000	1,943,695

TOTAL MAINE		8,684,727

Maryland - 0.6%
Maryland Gen. Oblig. Series 2017 B, 5% 8/1/25	10,000,000	12,296,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	130,000	130,943
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,224,762
Series 2015, 5% 7/1/40	2,000,000	2,170,640
Series 2016 A:
4% 7/1/42	780,000	782,239
5% 7/1/35	2,055,000	2,270,631
5% 7/1/38	1,125,000	1,234,260
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24 (e)	875,000	876,260
3% 11/1/25 (e)	640,000	640,915
5% 11/1/30 (e)	230,000	257,579

TOTAL MARYLAND		21,884,229

Massachusetts - 1.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	890,000	1,018,890
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,154,715
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	400,000	457,428
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,335,241
5% 10/1/33	1,355,000	1,532,722
Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	600,000	700,620
Series 2015 D, 5% 7/1/44	2,575,000	2,825,290
Series 2016 A, 5% 1/1/47	6,945,000	7,766,941
Series BB1, 5% 10/1/46	4,230,000	4,862,300
Massachusetts Gen. Oblig.:
Series 2016 J, 5% 12/1/36	9,840,000	11,642,885
Series 2017 A:
5% 4/1/33	3,280,000	3,933,507
5% 4/1/36	1,280,000	1,515,085
Series 2017 D:
5% 2/1/33	3,265,000	3,905,267
5% 2/1/34	5,960,000	7,112,545
5% 2/1/35	2,850,000	3,377,991
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,026,810

TOTAL MASSACHUSETTS		54,168,237

Michigan - 3.5%
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	615,000	634,022
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,534,568
Series 2009, 6.25% 7/1/36 (FSA Insured) (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,625,685
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,692,572
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,131,360
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,380,379
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	16,766,540
5% 4/15/28	2,000,000	2,377,600
Series 2016 I, 5% 4/15/24	705,000	839,486
Series IA:
5.375% 10/15/41	1,000,000	1,135,390
5.5% 10/15/45	2,000,000	2,275,360
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,622,060
5% 6/1/20 (Escrowed to Maturity)	750,000	820,793
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,269,796
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,770,464
Series 2012:
5% 11/15/36	1,300,000	1,442,857
5% 11/15/42	2,950,000	3,259,485
Series 2013, 5% 8/15/29	3,865,000	4,366,329
Series 2015 MI, 5% 12/1/25	3,000,000	3,592,140
Series 2016, 5% 11/15/32	3,500,000	4,006,380
Michigan Gen. Oblig. Series 2016:
5% 3/15/26	7,500,000	9,090,675
5% 3/15/27	1,895,000	2,316,846
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,423,040
2.4%, tender 3/15/23 (a)	1,720,000	1,749,653
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	131,764
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,295,337
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,162,060
5% 11/1/36	1,250,000	1,434,275
5% 11/1/37	1,000,000	1,145,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	953,190
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,784,659
5% 5/1/29	4,230,000	4,905,108
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,533,311
5% 12/1/31	2,300,000	2,701,764
5% 12/1/40 (FSA Insured)	3,000,000	3,429,960
Series 2015 G:
5% 12/1/31	1,500,000	1,762,020
5% 12/1/32	1,500,000	1,753,680
5% 12/1/33	2,000,000	2,328,760
Series 2015, 5% 12/1/29	1,600,000	1,896,144
Series 2017 A:
5% 12/1/28	600,000	724,596
5% 12/1/29	550,000	659,362
5% 12/1/30	700,000	835,107
5% 12/1/33	350,000	413,840
5% 12/1/37	500,000	582,165
5% 12/1/37	270,000	312,341
Series 2017 C, 5% 12/1/28	1,100,000	1,337,116
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,144,494
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,837,339

TOTAL MICHIGAN		122,186,872

Minnesota - 0.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,788,263
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,483,481
Series 2017:
3% 5/1/19	1,000,000	1,021,230
4% 5/1/22	500,000	546,410
5% 5/1/23	500,000	577,155
5% 5/1/24	1,200,000	1,404,768
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	749,932
5% 11/15/24	1,780,000	2,139,542
5% 11/15/25	1,365,000	1,650,026
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	888,002
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	163,632
Minnesota Higher Ed. Facilities Auth. Rev. 5% 3/1/20	890,000	893,613
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	859,838
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,000,888
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,189,877

TOTAL MINNESOTA		23,356,657

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,674,286
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42 (e)	3,425,000	3,809,285
5% 10/1/47 (e)	2,125,000	2,352,226
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	409,356
5% 9/1/21	295,000	314,399
5% 9/1/22	500,000	532,505
5% 9/1/23	400,000	426,004
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,435
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	415,132
3.25% 2/1/28	400,000	416,272
4% 2/1/40	400,000	412,924
5% 2/1/34	3,115,000	3,544,995
5% 2/1/36	1,200,000	1,357,668
5% 2/1/45	1,900,000	2,134,327

TOTAL MISSOURI		17,924,814

Nebraska - 0.3%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.500% 1.382% 12/1/17 (a)(b)	510,000	509,990
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,961,699
5% 1/1/34	1,000,000	1,165,080
Series 2016 B, 5% 1/1/32	5,000,000	5,873,350

TOTAL NEBRASKA		9,510,119

Nevada - 0.9%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,133,795
Series 2012 B, 5% 6/1/42	3,260,000	3,679,888
Series 2016 A:
5% 6/1/35	4,150,000	4,890,526
5% 6/1/36	6,000,000	7,050,540
Series 2016 B:
5% 6/1/34	7,495,000	8,851,370
5% 6/1/36	2,700,000	3,172,743

TOTAL NEVADA		29,778,862

New Hampshire - 0.6%
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 A, 5.25% 7/1/27 (c)	190,000	194,494
Series 2017 B, 4.125% 7/1/24 (c)	965,000	969,661
Series 2017 C, 3.5% 7/1/22 (c)	320,000	321,277
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,077,050
4% 7/1/32	900,000	931,725
Series 2016:
4% 10/1/38	1,165,000	1,184,211
5% 10/1/28	3,000,000	3,438,390
5% 10/1/32	5,160,000	5,785,908
5% 10/1/38	3,360,000	3,694,320
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,093,167
5% 2/1/20	1,300,000	1,404,962

TOTAL NEW HAMPSHIRE		22,095,165

New Jersey - 3.3%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,594,380
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,064,910
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	7,028,730
Series 2017 B, 5% 11/1/24	10,000,000	11,287,500
Series 2011 EE:
5% 9/1/20	1,255,000	1,353,041
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,743,938
Series 2013:
5% 3/1/23	7,040,000	7,838,618
5% 3/1/24	6,200,000	6,848,210
5% 3/1/25	700,000	768,824
Series 2015 XX:
5% 6/15/22	1,525,000	1,686,803
5% 6/15/26	15,000,000	16,844,700
Series 2016 AAA:
5% 6/15/41	2,510,000	2,686,252
5.5% 6/15/30	4,995,000	5,832,711
Series 2016 BBB, 5% 6/15/22	3,120,000	3,451,032
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	31,655
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	3,001,294
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2008, 6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	3,700,000	3,835,790
Series 2016 A:
5% 7/1/20	500,000	539,930
5% 7/1/21	1,155,000	1,275,501
5% 7/1/22	155,000	174,133
5% 7/1/23	550,000	625,917
5% 7/1/24	435,000	501,072
5% 7/1/25	1,055,000	1,225,899
5% 7/1/25	470,000	546,135
5% 7/1/26	155,000	180,936
5% 7/1/27	235,000	272,170
5% 7/1/28	685,000	787,127
5% 7/1/30	1,000,000	1,154,860
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,452,178
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,744
Series 2014 AA, 5% 6/15/24	15,000,000	16,971,150
Series 2016 A:
5% 6/15/27	945,000	1,073,747
5% 6/15/29	3,550,000	3,988,070
Series 2016 A-2, 5% 6/15/23	2,495,000	2,803,332
Series AA, 5% 6/15/25	2,380,000	2,705,465

TOTAL NEW JERSEY		115,628,754

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,123,000
New York - 6.8%
Dorm. Auth. New York Univ. Rev. Series 2016 A, 5% 7/1/32	2,500,000	2,919,725
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	2,070,000	2,358,165
Series 2017 A:
5% 2/15/33	3,595,000	4,276,468
5% 2/15/34	11,700,000	13,854,555
5% 2/15/35	7,300,000	8,611,445
5% 2/15/39	10,000,000	11,680,700
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	9,800,000	11,001,186
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	85,000	90,232
Series 2012 A1, 5% 8/1/24	2,720,000	3,070,880
Series 2012 G1, 5% 4/1/25	5,040,000	5,778,965
Series 2014 J, 5% 8/1/23	3,400,000	4,003,636
Series 2015 C, 5% 8/1/27	1,600,000	1,911,568
Series 2016 C and D, 5% 8/1/28	1,500,000	1,803,870
Series 2016 E, 5% 8/1/28	2,550,000	3,094,884
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,720
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,490
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 CC, 5% 6/15/34	3,585,000	3,674,661
Series 2011 EE, 5.375% 6/15/43	22,705,000	25,398,267
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,326,018
Series 2013 EE, 5% 6/15/47	11,710,000	13,347,526
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/32	7,500,000	8,963,550
Series 2009 S3, 5.25% 1/15/39	8,300,000	8,704,127
Series S1, 5% 7/15/27	2,000,000	2,300,940
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,854,505
Series 2016 A, 5% 5/1/40	1,950,000	2,253,264
Series 2017 B, 5% 8/1/40	2,000,000	2,319,000
Series 2017 E, 5% 2/1/39	6,440,000	7,512,711
Series 2017 E-1, 5% 2/1/34	6,000,000	7,100,820
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,636,561
5% 11/15/29	5,000,000	5,961,050
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,303,000
New York Dorm. Auth. Sales Tax Rev. Series 2016 A:
5% 3/15/31	4,400,000	5,320,656
5% 3/15/32	1,945,000	2,339,893
5% 3/15/34	3,200,000	3,813,120
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	11,011,925
Series 2012 F, 5% 11/15/24	4,600,000	5,344,142
Series 2014 B, 5.25% 11/15/44	2,215,000	2,568,603
Series 2014 C, 5% 11/15/21	2,500,000	2,846,700
Series 2016 B, 5% 11/15/21	1,950,000	2,220,426
Series 2016, 6.5% 11/15/28	695,000	734,671
New York State Dorm. Auth. Series A:
5% 2/15/34	80,000	83,614
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	1,670,000	1,752,047
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	4,200,000	4,436,124
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,386,757
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,736,657
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,847,904
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,303,226

TOTAL NEW YORK		238,868,954

North Carolina - 1.2%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,375,800
5% 7/1/42	2,875,000	3,369,960
Series 2017 C:
4% 7/1/36	1,500,000	1,608,060
4% 7/1/37	1,500,000	1,604,175
5% 7/1/29	2,575,000	3,146,830
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,246,860
Series 2012, 5% 11/1/41	1,630,000	1,739,634
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	4,199,370
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30	630,000	759,862
5% 10/1/34	1,000,000	1,182,860
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,974,906
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A:
5% 1/1/30	285,000	296,967
5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	715,000	747,068
Series 2015 A, 5% 1/1/28	3,500,000	4,176,620
Series 2015 C, 5% 1/1/29	8,000,000	9,494,400
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,132,261

TOTAL NORTH CAROLINA		42,055,633

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,593,105
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,877,859

TOTAL NORTH DAKOTA		5,470,964

Ohio - 1.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,689,258
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	989,343
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,529,560
Series 2016, 5% 2/15/46	1,280,000	1,442,509
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,868,485
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	587,240
5% 1/1/27 (FSA Insured)	2,175,000	2,534,201
5% 1/1/31 (FSA Insured)	1,000,000	1,139,780
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,136,129
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,134,840
Columbus City School District 5% 12/1/32	1,000,000	1,188,570
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,288,350
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,172,118
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,375,534
6% 8/15/43	400,000	412,776
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,179,947
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,262,463
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,573,492
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/28	1,760,000	2,183,562
5% 1/1/31	2,500,000	3,025,350
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,352,712
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,300,000	2,415,046
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,480,113

TOTAL OHIO		55,961,378

Oklahoma - 0.8%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/27	1,705,000	2,048,302
5% 9/1/28	2,180,000	2,596,053
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	8,037,330
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,311,768
5% 10/1/32	1,100,000	1,285,999
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,482,008
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	4,167,590
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,068,951
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	2,069,424
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,215,179

TOTAL OKLAHOMA		29,282,604

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	292,510
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,855,611
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	1,018,521
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,200

TOTAL OREGON		4,193,842

Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,061,100
5% 8/15/20	3,000,000	3,208,470
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,219,880
Coatesville Area School District Series 2017:
4% 8/1/20 (FSA Insured)	225,000	237,708
5% 8/1/21 (FSA Insured)	990,000	1,097,059
5% 8/1/22 (FSA Insured)	875,000	987,368
5% 8/1/23 (FSA Insured)	1,000,000	1,145,120
5% 8/1/24 (FSA Insured)	1,000,000	1,159,680
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,552,881
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,437,603
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,238,660
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,058,700
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,587,810
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,677,802
Series 2016 A:
5% 10/1/30	4,350,000	4,971,093
5% 10/1/36	3,335,000	3,677,538
5% 10/1/40	2,045,000	2,219,357
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	1,700,000	1,727,540
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,452,248
Series 2015, 5% 3/15/33	2,460,000	2,807,500
Series 2016, 5% 2/1/29	8,935,000	10,444,926
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,173,600
5% 5/1/31	1,000,000	1,161,240
5% 5/1/35	1,585,000	1,811,005
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,646,609
Philadelphia Gas Works Rev.:
Series 9:
5.25% 8/1/40	2,325,000	2,527,229
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,475,000	1,632,545
5% 10/1/19	730,000	781,604
5% 8/1/26	1,000,000	1,185,110
5% 8/1/27	1,000,000	1,177,360
5% 8/1/28	2,000,000	2,339,360
Philadelphia School District Series 2016 F, 5% 9/1/29	10,000,000	11,350,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,128,280
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	847,992

TOTAL PENNSYLVANIA		85,731,977

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	5,097,737
5% 9/1/36	185,000	196,940
Series 2016:
5% 5/15/20	340,000	365,449
5% 5/15/21	2,000,000	2,198,800
5% 5/15/39	3,000,000	3,299,340
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Brown Univ. Proj.) Series 2017 A, 5% 9/1/29	3,710,000	4,594,093

TOTAL RHODE ISLAND		15,752,359

South Carolina - 3.2%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Pre-Refunded to 12/1/17 @ 100)	1,000,000	1,003,270
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,126,473
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,792,216
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,389,439
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,290,137
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 C, 5% 12/1/18	7,000,000	7,275,380
Series 2013 E, 5.5% 12/1/53	14,000,000	15,733,200
Series 2014 A:
5% 12/1/49	10,765,000	11,779,278
5.5% 12/1/54	14,400,000	16,250,688
Series 2014 C, 5% 12/1/46	19,450,000	21,444,598
Series 2015 A, 5% 12/1/50	2,015,000	2,228,792
Series 2015 E, 5.25% 12/1/55	3,000,000	3,386,910
Series 2016 B:
5% 12/1/35	3,630,000	4,144,371
5% 12/1/36	5,445,000	6,198,098
Series 2016 C:
5% 12/1/22	500,000	573,675
5% 12/1/23	840,000	978,886
5% 12/1/24	495,000	585,407
5% 12/1/25	360,000	427,792
5% 12/1/26	1,000,000	1,194,770
5% 12/1/27	1,600,000	1,901,648
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,684,726
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	1,590,000	1,625,075

TOTAL SOUTH CAROLINA		112,014,829

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,472,450
Series 2017:
5% 7/1/30	850,000	1,010,327
5% 7/1/35	725,000	837,933

TOTAL SOUTH DAKOTA		7,320,710

Tennessee - 0.6%
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	411,832
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,116,046
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
( Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/23	1,600,000	1,861,744
5% 5/1/25	1,300,000	1,555,086
5% 5/1/27	1,230,000	1,502,494
5% 5/1/31	1,260,000	1,499,022
(Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/29	1,240,000	1,494,808
5% 5/1/30	2,395,000	2,867,055
9 Methodist Le Bonheur Health Proj.) Series 2017 A, 5% 5/1/22	705,000	804,870
Tennessee Engy Acq Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)(e)	6,645,000	7,263,251

TOTAL TENNESSEE		20,376,208

Texas - 10.2%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,549,290
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,699,479
Brazosport College District:
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	115,000	116,470
5.5% 2/15/33 (Pre-Refunded to 2/15/18 @ 100)	885,000	896,310
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,235,660
5% 1/1/45	1,000,000	1,112,100
Series 2016:
5% 1/1/40	3,000,000	3,362,250
5% 1/1/46	1,800,000	2,005,092
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,901,636
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	5,795,000	6,596,564
Series 2016, 5% 2/15/27	1,885,000	2,300,303
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2016 A, 5% 12/1/33	1,625,000	1,906,255
5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	3,215,000	3,358,614
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	2,120,000	2,402,108
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,678,608
Dallas Independent School District:
Bonds Series 2016 B6, 5%, tender 2/15/22 (a)	1,955,000	2,224,028
Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	507,635
El Paso Gen. Oblig. Series 2016:
5% 8/15/30	7,290,000	8,624,653
5% 8/15/31	3,810,000	4,484,675
5% 8/15/32	3,625,000	4,245,274
5% 8/15/34	3,755,000	4,353,096
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,790,873
Granbury Independent School District 0% 8/1/19	1,000,000	982,590
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	31,067,655
5.25% 10/1/51	25,400,000	29,126,942
5.5% 4/1/53	2,300,000	2,613,421
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,629,572
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,638,704
5% 7/1/26	3,000,000	3,367,200
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,898,960
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,737,821
Series 2016 B, 5% 11/15/33	1,400,000	1,657,880
Lewisville Independent School District 0% 8/15/18	1,025,000	1,017,220
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,275,080
5% 5/15/31	7,200,000	8,402,400
Series 2015 D:
5% 5/15/27	1,500,000	1,784,460
5% 5/15/29	2,150,000	2,531,625
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,765,230
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,310,600
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,428,797
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24 (Pre-Refunded to 6/1/18 @ 100)	1,000,000	1,023,090
5% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	2,100,000	2,148,489
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35 (e)	1,300,000	1,517,126
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30 (e)	1,425,000	1,688,867
5% 1/1/34 (e)	1,000,000	1,172,290
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30 (e)	265,000	311,288
5% 1/1/31 (e)	370,000	431,964
5% 1/1/33 (e)	1,500,000	1,755,795
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,130,423
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,583,130
Series 2009, 6.25% 1/1/39	560,000	590,229
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	5,410,000	6,212,519
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,450,448
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,700,000	5,338,260
Series 2014 A:
5% 1/1/23	950,000	1,104,850
5% 1/1/24	2,500,000	2,959,900
Series 2015 A, 5% 1/1/32	1,550,000	1,778,563
Series 2015 B, 5% 1/1/31	7,115,000	8,239,455
Series 2016 A:
5% 1/1/31	730,000	858,684
5% 1/1/32	3,000,000	3,514,410
5% 1/1/39	1,000,000	1,143,050
6% 1/1/24	150,000	151,223
6% 1/1/25	740,000	746,031
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,942,882
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	618,816
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,956,400
Series 2017:
5% 2/1/32	1,250,000	1,511,575
5% 2/1/34	1,500,000	1,795,290
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,409,367
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,069,619
5% 5/15/26	7,000,000	8,043,910
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,211,136
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	4,057,874
5% 10/1/45	4,000,000	4,587,840
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,672,850
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	822,248
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,063,700
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	474,367
5% 2/15/41	8,335,000	9,551,410
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,469,320
Series 2016, 5% 4/1/41	3,120,000	3,626,220
Series 2017 A, 5% 10/1/33	6,300,000	7,662,942
Series 2017 B:
5% 10/1/34	9,545,000	11,544,773
5% 10/1/36	1,000,000	1,200,790
Series A, 5% 10/1/23	1,500,000	1,782,930
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	132,097
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,392,674
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,370,123
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,734,327
5% 3/15/29	2,455,000	2,985,354
5% 3/15/31	2,000,000	2,400,500
Texas Wtr. Dev. Board Rev. Series 2017 A, 5% 10/15/31	12,585,000	15,391,581
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/26	1,525,000	1,874,012
5% 2/15/27	6,000,000	7,316,820
5% 2/15/30	3,455,000	4,126,237
5% 2/15/33	3,500,000	4,113,865
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,137,485

TOTAL TEXAS		358,488,548

Utah - 0.3%
Salt Lake City Arpt. Rev. Series 2017 B:
5% 7/1/34	1,640,000	1,935,954
5% 7/1/35	1,500,000	1,763,760
5% 7/1/36	1,500,000	1,758,240
5% 7/1/37	1,000,000	1,171,240
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,914,242
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,831,142

TOTAL UTAH		10,374,578

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,630,136
5% 10/15/46	2,300,000	2,505,942

TOTAL VERMONT		5,136,078

Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,255,882
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	6,110,760
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	368,194
Series 2016:
4% 6/15/37	345,000	349,005
5% 6/15/28	1,000,000	1,154,990
5% 6/15/33	225,000	251,159
5% 6/15/36	1,000,000	1,098,250
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,597,638
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,777,675

TOTAL VIRGINIA		15,963,553

Washington - 2.6%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	886,716
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	822,468
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,509,275
5% 2/1/28	2,000,000	2,408,480
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,473,950
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,167,020
5% 1/1/38	1,000,000	1,164,390
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,991,925
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,862,900
Series 2015 C:
5% 2/1/33	1,500,000	1,757,955
5% 2/1/34	2,400,000	2,800,560
Series 2017 D:
5% 2/1/33	2,100,000	2,506,098
5% 2/1/36	6,505,000	7,663,541
Series 2017 R-A, 5% 8/1/23	3,115,000	3,682,989
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,742,850
Series R-2015 B, 5% 7/1/24	1,000,000	1,201,470
Series R-2017 A:
5% 8/1/27	945,000	1,158,683
5% 8/1/28	945,000	1,151,105
5% 8/1/30	945,000	1,139,443
Washington Health Care Facilities Auth. Rev.:
( Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/29	2,250,000	2,612,498
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,305,620
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,626,825
Series 2010 A, 5.25% 8/15/20	2,325,000	2,488,703
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,135,160
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33 (a)	1,500,000	1,555,605
Series 2012 A, 5% 10/1/24	6,700,000	7,775,216
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,383,194
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/30	1,000,000	1,153,800
Series 2015, 5% 1/1/26	2,000,000	2,379,520
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,796,704
5% 10/1/35	1,000,000	1,121,300
5% 10/1/40	1,625,000	1,807,585

TOTAL WASHINGTON		92,233,548

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,577,183
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,362,569
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,000,000	1,046,790
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,331,839

TOTAL WEST VIRGINIA		10,318,381

Wisconsin - 1.3%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	786,371
5% 5/15/28 (c)	580,000	637,176
5.25% 5/15/37 (c)	190,000	205,540
5.25% 5/15/42 (c)	235,000	252,500
5.25% 5/15/47 (c)	235,000	251,361
5.25% 5/15/52 (c)	435,000	463,536
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	200,499
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	254,273
Series 2017 B-3, 3% 11/15/22 (c)	345,000	348,743
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30	630,000	688,269
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	413,172
Series 2014:
4% 5/1/33	1,475,000	1,468,245
5% 5/1/23	1,410,000	1,590,001
5% 5/1/25	775,000	875,642
Series 2015, 5% 12/15/44	10,000,000	10,906,200
Series 2016 A, 5% 11/15/39	12,570,000	14,341,490
Series 2016, 5% 2/15/29	1,290,000	1,493,562
Series 2017 A:
5% 9/1/30	1,270,000	1,443,088
5% 9/1/32	1,100,000	1,236,191
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,111,550
Series 2013 B:
5% 7/1/26	750,000	857,835
5% 7/1/36	1,900,000	2,090,703
Series 2012:
5% 10/1/24	1,400,000	1,606,920
5% 6/1/27	1,000,000	1,106,870
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,000,000	1,165,060
5% 6/1/39	1,190,000	1,275,037

TOTAL WISCONSIN		47,069,834

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,756,494
TOTAL MUNICIPAL BONDS
(Cost $3,320,441,404)		3,450,538,340
	Shares	Value

Money Market Funds - 1.0%
Fidelity Tax-Free Cash Central Fund, 0.94% (f)(g)
(Cost $33,167,969)	33,164,684	33,167,969
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $3,353,609,373)		3,483,706,309
NET OTHER ASSETS (LIABILITIES) - 1.0%		36,273,556
NET ASSETS - 100%		$3,519,979,865

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,166,692 or 0.3% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$157,649
Total	$157,649

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$3,450,538,340	$--	$3,450,538,340	$--
Money Market Funds	33,167,969	33,167,969	--	--
Total Investments in Securities:	$3,483,706,309	$33,167,969	$3,450,538,340	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 28, 2017